Document and Entity Information	Feb. 01, 2022
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Entity Central Index Key	0000740766
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Jun. 01, 2021
Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Service Shares
Prospectus:
Trading Symbol	DGUXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Wealth Shares
Prospectus:
Trading Symbol	DGQXX
Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX